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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:
                                                -------------------
   This Amendment (Check only one):             [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bedford Oak Advisors, LLC
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barry Kagan
Title:            Chief Financial Officer
Phone:            (914) 242-5720

Signature, Place, and Date of Signing:

   /s/ Barry Kagan           Mt. Kisco, New York         November 12, 2004
------------------------  -------------------------  ---------------------------
    [Signature]                [City, State]                [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

      None



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             1*
                                                         ----------------

Form 13F Information Table Entry Total:                        62
                                                         ----------------

Form 13F Information Table Value Total:                      155,994
                                                         ----------------
                                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.                   Form 13F File Number               Name
    ---                   --------------------               ----

    1                     28-05211                           Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.


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
                                                       Market
                                                       Value         Share /
                               Title of                (USD)          Prn      Share /  Investment       Other        Voting
Name of Issuer                   Class    Cusip     (in thousands)   Amount     Prn     Discretion      Managers   Authority
--------------                   -----    -----     --------------   ------     ---     ----------      --------   ---------
AT&T CORP                         COM    001957505        430          30,000   SH     Shared-defined       1         30,000
ABBOTT LABORATORIES               COM    002824100      3,423          80,800   SH     Shared-defined       1         80,800
ALAMOSA HOLDINGS
  INCORPORATEDCMN                 COM    011589108        382          50,000   SH     Shared-defined       1         50,000
AMER INTL GROUP INC               COM    026874107      3,916          57,600   SH     Shared-defined       1         57,600
BANK OF AMERICA CORP              COM    060505104      3,544          81,800   SH     Shared-defined       1         81,800
BAXTER INTL INC                   CNV    071813406      2,618          48,700   PRN    Shared-defined       1         48,700
BLOCKBUSTER INC CLASS A           COM    093679108      2,241         295,300   SH     Shared-defined       1        295,300
CHUBB CORP                        COM    171232101      3,395          48,300   SH     Shared-defined       1         48,300
CITIGROUP INCORPORATED            COM    172967101      1,875          42,500   SH     Shared-defined       1         42,500
COMCAST CORPORATION CLASS A
  NON VOTING                      COM    20030N200      3,027         108,400   SH     Shared-defined       1        108,400
CONVERA CORPORATION CLASS A       COM    211919105        738         200,000   SH     Shared-defined       1        200,000
CONTINUCARE CORPORATION           COM    212172100      1,026         600,000   SH     Shared-defined       1        600,000
CRAY INC                          COM    225223106        566         160,200   SH     Shared-defined       1        160,200
CROWN MEDIA HLDGS INC CLASS A     COM    228411104        835         100,000   SH     Shared-defined       1        100,000
DANIELSON HOLDING CORP            COM    236274106      1,146         188,200   SH     Shared-defined       1        188,200
DIGIMARC CORP                     COM    253807101        122          13,500   SH     Shared-defined       1         13,500
DIRECTV GROUP INC                 COM    25459L106        250          14,200   SH     Shared-defined       1         14,200
EMMIS COMMUNICATIONS CORP
  CLASS A                         COM    291525103         520         28,800   SH     Shared-defined       1         28,800
EQUITY OFFICE PROPERTIES TRUST    COM    294741103       4,954        181,800   SH     Shared-defined       1        181,800
GP STRATEGIES CORP                COM    36225V104      15,890      2,132,872   SH     Shared-defined       1      2,132,872
GENERAL ELECTRIC CO               COM    369604103       7,341        218,600   SH     Shared-defined       1        218,600
GLACIER WTR SVCS INC              COM    376395109       1,640         78,000   SH     Shared-defined       1         78,000
GDT(GDTKL)                        CALL   401698105         335            472   SH     Shared-defined       1            472
GUIDANT CORPORATION               COM    401698105       2,074         31,400   SH     Shared-defined       1         31,400
HONEYWELL INTL INC                COM    438516106       2,575         71,800   SH     Shared-defined       1         71,800
INTELIDATA TECHNOLOGIES CORP      COM    45814T107         113        314,000   SH     Shared-defined       1        314,000
IVAX CORP (FLORIDA)               COM    465823102       1,808         94,400   SH     Shared-defined       1         94,400
JPMORGAN CHASE & CO               COM    46625H100      11,356        285,824   SH     Shared-defined       1        285,824
JOHNSON & JOHNSON                 COM    478160104       5,323         94,500   SH     Shared-defined       1         94,500
LEGGETT & PLATT INC               COM    524660107       1,442         51,300   SH     Shared-defined       1         51,300
ELI LILLY & CO                    COM    532457108       2,060         34,300   SH     Shared-defined       1         34,300
MANUFACTURED HOME TYS INC         COM    564682102         332         10,000   SH     Shared-defined       1         10,000
MCDATA CORP CLASS A               COM    580031201         808        160,600   SH     Shared-defined       1        160,600
MED-DESIGN CORP                   COM    583926100         337        343,900   SH     Shared-defined       1        343,900
MEDIS TECHNOLOGIES LTD            COM    58500P107         577         51,300   SH     Shared-defined       1         51,300
MEDTRONIC INC                     COM    585055106       5,003         96,400   SH     Shared-defined       1         96,400
MERCK & CO INC                    COM    589331107       3,115         94,400   SH     Shared-defined       1         94,400
MICROSOFT CORPORATION             COM    594918104       5,878        212,600   SH     Shared-defined       1        212,600
MOLEX INC CLASS A                 COM    608554200       3,014        114,500   SH     Shared-defined       1        114,500
NEW YORK MORTGAGE TRUST, INC      COM    649604105         187         20,000   SH     Shared-defined       1         20,000
NEWS CORPORATION LIMITED
  (THE) ADR                       COM     652487703      3,616        110,000   SH     Shared-defined       1        110,000
NYFIX INC                         COM     670712108      3,149        518,000   SH     Shared-defined       1        518,000
PENN TREATY AMERN CORP            COM     707874103        468        275,000   SH     Shared-defined       1        275,000
PHOENIX TECHNOLOGY LTD            COM     719153108      1,175        235,500   SH     Shared-defined       1        235,500
PREMCOR INC                       COM     74045Q104      1,964         51,000   SH     Shared-defined       1         51,000
PROLONG INTERNATIONAL CORP        COM     743411100         50        200,000   SH     Shared-defined       1        200,000
QUALCOMM INC                      COM     747525103      1,843         47,200   SH     Shared-defined       1         47,200
READER'S DIGEST ASSOC., INC       COM     755267101        699         47,900   SH     Shared-defined       1         47,900
REGAL ENTERTAINMENT GROUP
  CLASS A                         COM     758766109      1,051         55,000   SH     Shared-defined       1         55,000
REWARDS NETWORK INC               COM     761557107      1,303        195,400   SH     Shared-defined       1        195,400
RITE AID CORP                     COM     767754104      1,163        330,300   SH     Shared-defined       1        330,300
S1 CORPORATION                    COM     78463B101        599         75,000   SH     Shared-defined       1         75,000
ST PAUL TRAVELERS COMPANIES,IN    COM     792860108      2,370         71,700   SH     Shared-defined       1         71,700
VALUEVISION MEDIA INC CLASS A     COM     92047K107      4,417        329,900   SH     Shared-defined       1        329,900
VCAMPUS CORPORATION               COM     92240C308         80         62,618   SH     Shared-defined       1         62,618
VERIZON COMMUNICATIONS            COM     92343V104      9,093        230,900   SH     Shared-defined       1        230,900
VIACOM INC CL-B COMMON CLASS B    COM     925524308      3,007         89,600   SH     Shared-defined       1         89,600
VIGNETTE CORPORATION              COM     926734104        399        300,000   SH     Shared-defined       1        300,000
WACHOVIA CORP                     COM     929903102      3,132         66,700   SH     Shared-defined       1         66,700
WEBMD CORP                        COM     94769M105      2,627        377,400   SH     Shared-defined       1        377,400
XM SATELLITE RADIO HLDGS INC
  CLASS A                         COM     983759101      7,029        226,600   SH     Shared-defined       1        226,600
YOUNG BROADCASTING INC CLASS A    COM     987434107        544         50,000   SH     Shared-defined       1         50,000
